Current and long-term debt - Credit Agricole credit facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 vessel	Jun. 30, 2017 vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | vessel			9
Debt outstanding | $	$ 1,436,224	$ 2,541,678
Credit Agricole Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments | $	$ 72,000
Credit Agricole Credit Facility | STI Excel, STI Excelsior, STI Expedite and STI Exceed | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | vessel				4